OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21448

                       Pioneer Tax Advantaged Balanced Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2004 through May 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------






--------------------------------------------------------------------------------


                                    PIONEER
                            -----------------------
                                 TAX ADVANTAGED
                                   BALANCED
                                     TRUST

                                   Semiannual
                                     Report

                                    5/31/05

                                  [LOGO]PIONEER
                                        Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1

Portfolio Summary                                                              2

Performance Update                                                             3

Portfolio Management Discussion                                                5

Schedule of Investments                                                        8

Financial Statements                                                          24

Notes to Financial Statements                                                 28

Trustees, Officers and Service Providers                                      37

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets stumbled early in the year before advancing to three-year highs in March. Stocks spent much of April retracing their gains, as higher interest rates and soaring energy prices overwhelmed sentiment. Then a brisk
May rally left the Dow Industrials, the Standard and Poor's 500 Stock Index and the NASDAQ Composite slightly below year-end levels.

With investors less welcoming of risk and the economy giving mixed signals, value stocks were more resilient than growth stocks. Large-capitalization stocks held up better than small- and mid-sized issues that might be seen as more vulnerable in an economic "soft patch," in the phrase of Federal Reserve Board Chairman Alan Greenspan. The possibility of slower growth notwithstanding, the Fed continued to raise short-term rates in an effort to head off damaging inflation.

Bond returns were modestly negative overall early in the year, and fixed-income investors more risk-averse. High-yield and other corporate sectors retrenched after a run of stellar performance while Treasuries and mortgage-backed securities showed smaller declines. Long-term bond prices rose and their yields fell, suggesting that investors were not concerned about inflation and offering a boost to home buyers. Municipal revenue bonds trended higher against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought a pause in its protracted fall. However, the stronger dollar meant muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities benefited from heavy demand. Meanwhile, growth in Japan may have stalled, and Europe's halting expansion ran afoul of political issues.

We believe that the U.S. economy and corporate earnings will continue to grow at a moderate pace. Although oil prices had backed away from their record highs, steep energy costs and rising interest rates may hold investor attention for a while. Looking beyond present concerns, Pioneer's global investment experts continue to find stocks and bonds with attractive long-term potential for our domestic and international funds.

Expanding your opportunities

This period was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment types is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve this important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/05
--------------------------------------------------------------------------------

Portfolio Maturity
--------------------------------------------------------------------------------
(As a percentage of total debt holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

               0-1   Year                            1.4%
               1-3   Years                           3.3%
               3-6   Years                          25.5%
               6-8   Years                          56.0%
               8-10  Years                           1.1%
                 10+ Years                          12.7%


 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

         Tax-Exempt Obligations                      54.6%
         Common Stocks                               26.4%
         Non Convertible Preferred Stocks            17.7%
         Temporary Cash Investment                    0.9%
         Convertible Preferred Stocks                 0.4%

The portfolio is actively managed, and current holdings may be different.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------


Market Value
per Common Share     5/31/05        11/30/04
                      $13.20         $12.74

Net Asset Value
per Common Share     5/31/05        11/30/04
                      $15.10         $14.55

Distributions
per Common Share         Income        Short-Term        Long-Term
(12/1/04 - 5/31/05)    Dividends     Capital Gains     Capital Gains
                        $0.4122       $ -               $ -

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

  1.    Exelon Corp.                                                           1.78%
  2.    Gila County Industrial Development Authority, 5.55%, 1/1/27            1.58
  3.    Consolidated Edison, Inc.                                              1.51
  4.    Fannie Mae, Series L, 5.125%                                           1.48
  5.    Tobacco Settlement Financing Corp., 5.875%, 5/15/39                    1.40
  6.    King County Washington Sewer Revenue, 5.0%, 1/1/35                     1.39
  7.    Puerto Rico Commonwealth Highway & Transportation Authority
        Revenue, 5.125%, 7/1/43                                                1.39
  8.    Duke Energy Corp.                                                      1.38
  9.    Montana Health Facility Authority Revenue, RIB, 7.409%, 2/25/25        1.36
 10.    Ameren Corp.                                                           1.24

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer Tax Advantaged Balanced Trust at public offering price, compared to that of the Lehman Brothers Municipal Bond Index and the S&P 500 Index.




--------------------------------------------------------------------------------
Cumulative Total Returns
(As of May 31, 2005)
                             Net Asset        Market
Period                      Value (NAV)       Price
 Life-of-Trust
 (1/28/04)                    13.59%           -5.13%
 1 Year                       20.23%           16.79%

--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


\
             Pioneer         Lehman Brothers
          Tax Advantage      Municipal Bond        Standard &
          Balanced Trust         Index             Poors 500
          --------------         -----             ---------
1/04        $10,000             $10,000             $10,000
             $9,460              $9,839              $9,964
5/05        $11,297             $10,623             $10,784

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below NAV, due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Index comparison begins January 31, 2004. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or charges. You cannot invest directly in an Index.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05
--------------------------------------------------------------------------------

Investors in Pioneer Tax Advantaged Balanced Trust were rewarded during the six-month period ended May 31, 2005, as both municipal bonds and large-cap stocks produced positive returns. In the following interview, David Eurkus, portfolio manager for the Trust's fixed-income portion, and Walter Hunnewell, Jr., portfolio manager for the Trust's equity portion, discuss the Trust's investment strategy and outlook.

Q:  How did the Trust perform during the period?

A: For the six-month period ended May 31, 2005, Pioneer Tax Advantaged Balanced Trust returned 7.08% at net asset value and 6.90% at market price. As of May 31, 2005, the Trust was selling at a discount of market price to net asset value of 12.6%. From November 30, 2004 through May 31, 2005, the Lehman Brothers Municipal Bond Index returned 3.51% and the S&P 500 Index returned 2.42%.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What was the investment environment like during the period?

A: The economic expansion continued, raising concerns about the potential for accelerating inflation. In this environment, the Federal Reserve maintained its measured policy of periodically boosting the Federal funds rate by a quarter percentage point. (The Federal funds rate is the rate banks charge each other for overnight loans.) As a result of the Fed's actions, yields on short-term and intermediate-term bonds rose, but yields on long-term bonds declined, which increased their value as their prices went up.

    Concerns about rising interest rates, along with higher oil prices, were evident in the performance of the equity markets. While the S&P 500 Index was up 2.42%, stock prices fluctuated within a broad range, as investors assessed the impact that higher interest rates and oil prices would have on corporate profits.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                              (continued)
--------------------------------------------------------------------------------

Q: What were the principal strategies used in managing the fixed-income portion of the Trust?

A: On May 31, 2005, municipal securities accounted for 55% of portfolio assets. We primarily emphasized high-quality, investment-grade bonds, although we continued to maintain a 12.8% position in selected below investment-grade securities, which we believed were undervalued. The lower-quality securities helped the Trust maintain a relatively high level of income.
    They also added principal appreciation. At the end of the period, the credit quality breakdown of the fixed-income portion of the Trust was: AAA (26.4%); AA (10.3%); A (22.6%); BBB (27.0%); BB and lower (12.8%).

    The largest allocation of fixed-income assets was to insured bonds (22.8%), various revenue bonds (22.4%) and special revenue bonds (5.0%). The Trust was diversified across a variety of economic sectors. Health care/hospitals accounted for 31.1%, education 5.5%, housing 3.3%, pollution control 2.4%, transportation 4.0%, and water and sewer 1.5%.

    During the period, we maintained our hedging strategy, which was implemented early in 2004. At that time, short-term interest rates were at historically low levels, but long-term rates were relatively high. This situation allowed us to borrow funds at low short-term rates to invest in long-term municipal bonds. This leveraging strategy helped augment the Trust's income. On May 31, 2005, about 32% of the fixed-income portion of the Trust was leveraged. About 60% of the Trust's leverage is now hedged for four years.

Q: What were the principal strategies used in managing the equity portion of the Trust?

A: At the end of the period, about 45% of the portfolio was invested in equities. We focused on the highest yielding sectors of the market and on companies with long-term records of dividend payouts. Financials and utilities (38.3% and 30.5% of equity net assets, respectively) accounted for the largest sector allocations.

    Among equities, utilities were the biggest contributors to performance. Exelon, which benefited from its exposure to the nuclear industry at a time when oil prices were rising, made some of the biggest gains. Ameren also aided results. The company has made a number of opportunistic acquisitions of smaller utilities, and it

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    has exposure to coal-fired generation, which may benefit it in the future as deregulation continues.

Q:  What detracted from performance?

A: Financial stocks held back performance, reflecting investor concerns that rising interest rates would have a negative impact on the earnings of financial institutions. General Motors also suffered because of a poor earnings outlook, and telecommunications company SBC Communications declined.

Q:  What is your outlook?

A: Moving into the second half of 2005, we believe economic growth will continue at a moderate rate. We expect the Fed to continue raising interest rates at a measured pace and believe inflation will be held in check. This type of environment should be positive for municipal bonds. On the equity side, we expect corporate profit growth to be fairly strong, although less robust than in 2004. While high oil prices remain a factor in the equity market, we continue to find opportunities in companies that have long-term records of dividend payouts in the highest yielding areas of the market.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------

                S&P/Moody's
  Principal     Ratings
    Amount      (unaudited)                                                        Value
                              TAX EXEMPT OBLIGATIONS - 76.6% of Net Assets
                              Alabama - 2.9%
$6,990,000      AAA/Aaa       Birmingham Waterworks & Sewer
                              Revenue, 5.0%, 1/1/43                         $  7,275,961
 5,000,000      NR/A2         Huntsville Health Care Authority Revenue,
                              5.75%, 6/1/32                                    5,377,200
                                                                            ------------
                                                                            $ 12,653,161
                                                                            ------------
                              Arizona - 3.2%
10,285,000      BB-/Ca        Gila County Industrial Development
                              Authority, 5.55%, 1/1/27                      $  9,535,121
 1,000,000      BBB/Baa1      Maricopa County Hospital Revenue,
                              5.0%, 4/1/35                                     1,009,220
 1,000,000      NR/Baa3       Pima County Industrial Development
                              Authority, 6.375%, 7/1/31                        1,034,020
 1,000,000      NR/Baa3       Pima County Industrial Development
                              Authority, 6.75%, 7/1/31                         1,045,970
 1,000,000      NR/NR         Pima County Industrial Development
                              Authority, 7.5%, 7/1/34                          1,022,260
                                                                            ------------
                                                                            $ 13,646,591
                                                                            ------------
                              California - 1.5%
 1,000,000      A-/Baa1       California Health Facilities Authority
                              Revenue, 5.25%, 7/1/23                        $  1,056,140
 1,000,000      A-/Baa1       California State Public Works Board
                              Revenue, 5.25%, 6/1/24                           1,090,140
 4,000,000      BBB/Baa3      Golden State Tobacco Securitization Corp.,
                              6.75%, 6/1/39                                    4,366,040
                                                                            ------------
                                                                            $  6,512,320
                                                                            ------------
                              Connecticut - 1.6%
 4,190,000      BBB-/Baa1     Connecticut State Development Authority
                              Pollution Control Revenue,
                              5.85%, 9/1/28                                 $  4,459,962
 1,000,000      AAA/Aaa       Connecticut State Health & Educational
                              Facilities Authority Revenue,
                              5.0%, 7/1/21                                     1,077,080
 1,500,000      BB+/NR        Mohegan Tribe Indians Gaming Authority,
                              5.25%, 1/1/33                                    1,514,475
                                                                            ------------
                                                                            $  7,051,517
                                                                            ------------


 8  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  S&P/Moody's
  Principal       Ratings
    Amount        (unaudited)                                                            Value
                                 District of Columbia - 1.0%
$ 4,000,000        BBB/Baa3      District of Columbia Tobacco Settlement
                                 Financing Corp., 6.75%, 5/15/40                  $  4,294,560
                                                                                  ------------
                                 Florida - 1.9%
 5,000,000         A/A2          Highlands County Health Facilities
                                 Authority Revenue, 6.0%, 11/15/25                $  5,503,700
 2,025,000         BB+/NR        Miami Beach Health Facilities Authority,
                                 5.375%, 11/15/28                                    2,032,533
   500,000         BB+/Ba2       Miami Beach Health Facilities Authority,
                                 6.7%, 11/15/19                                        548,490
                                                                                  ------------
                                                                                  $  8,084,723
                                                                                  ------------
                                 Georgia - 2.4%
 5,000,000         AAA/Aaa       Burke County Development Authority
                                 Revenue, 4.75%, 5/1/34                           $  5,025,950
 2,500,000         BBB/NR        Milledgeville-Baldwin County Development
                                 Authority Revenue, 5.5%, 9/1/24                     2,664,700
 2,500,000         BBB/NR        Milledgeville-Baldwin County Development
                                 Authority Revenue, 5.625%, 9/1/30                   2,653,125
                                                                                  ------------
                                                                                  $ 10,343,775
                                                                                  ------------
                                 Illinois - 5.1%
 3,000,000         AAA/Aaa       Chicago Illinois General Obiligation,
                                 5.0%, 1/1/28                                     $  3,164,730
 4,580,000         A-/Baa1       Illinois Development Finance Authority
                                 Revenue, 5.25%, 10/1/24                             4,846,327
 5,000,000         AA+/Aa1       Illinois Educational Facilities Authority
                                 Revenue, 5.0%, 12/1/38                              5,200,050
 2,000,000         AA+/Aa2       Illinois Finance Authority Revenue,
                                 5.5%, 8/15/43                                       2,163,340
 5,095,000+        NR/A1         Illinois Health Facilities Authority Revenue,
                                 5.75%, 7/1/15                                       5,482,984
 1,130,000+        CCC/Caa1      Illinois Health Facilities Authority Revenue,
                                 6.375%, 1/1/15                                      1,132,904
                                                                                  ------------
                                                                                  $ 21,990,335
                                                                                  ------------
                                 Indiana - 2.3%
 4,135,000         BBB-/Ba3      Indiana State Development Finance
                                 Authority Revenue, 5.75%, 10/1/11                $  4,380,619
 5,100,000         AAA/Aaa       Indiana Transportation Finance Authority
                                 Highway Revenue, 5.0%, 6/1/28                       5,378,358
                                                                                  ------------
                                                                                  $  9,758,977
                                                                                  ------------


 The accompanying notes are an integral part of these financial statements.    9

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05                          (unaudited) (continued)
--------------------------------------------------------------------------------

                S&P/Moody's
  Principal     Ratings
    Amount      (unaudited)                                                        Value
                               Kansas - 0.8%
$ 3,000,000      AAA/Aaa       Wyandotte County Unified Government
                               Utility System Revenue, 5.65%, 9/1/19        $  3,501,900
                                                                            ------------
                               Louisiana - 1.9%
  8,335,000      BBB/Baa3      Tobacco Settlement Financing Corp.,
                               5.875%, 5/15/39                              $  8,412,265
                                                                            ------------
                               Maryland - 0.7%
  3,000,000      A/A3          Maryland State Health & Higher
                               Educational Facilities Authority Revenue,
                               5.125%, 7/1/34                               $  3,128,430
                                                                            ------------
                               Massachusetts - 5.1%
  2,000,000      AA+/Aa1       Massachusetts Health & Educational
                               Facilities Authority Revenue,
                               5.0%, 7/1/33                                 $  2,107,240
  1,550,000      BBB-/Baa3     Massachusetts Health & Educational
                               Facilities Authority Revenue,
                               5.25%, 7/15/18                                  1,570,367
  1,600,000      BBB/NR        Massachusetts Health & Educational
                               Facilities Authority Revenue,
                               5.45%, 11/15/23                                 1,655,600
  2,120,000      BBB/Baa3      Massachusetts Health & Educational
                               Facilities Authority Revenue,
                               5.625%, 7/1/20                                  2,176,434
  5,000,000      AA-/Aa3       Massachusetts Health & Educational
                               Facilities Authority Revenue,
                               5.75%, 7/1/21                                   5,550,350
    900,000      BBB/Baa3      Massachusetts Health & Educational
                               Facilities Authority Revenue,
                               6.25%, 7/1/22                                     980,577
  2,750,000      BBB/Baa2      Massachusetts Health & Educational
                               Facilities Authority Revenue,
                               6.625%, 7/1/32                                  3,021,040
    500,000      BBB-/NR       Massachusetts State Development
                               Finance Agency, 5.5%, 1/1/35                      507,300
  1,100,000      BBB/Baa2      Massachusetts State Development
                               Finance Agency, 5.625%, 10/1/24                 1,166,693
  1,000,000      BBB/Baa2      Massachusetts State Development
                               Finance Agency, 5.7%, 10/1/34                   1,058,280


 10  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  S&P/Moody's
   Principal      Ratings
    Amount        (unaudited)                                                         Value
                                 Massachusetts (continued)
$  2,000,000       AAA/Aaa       University of Massachusetts Building
                                 Authority Project Revenue,
                                 5.25%, 11/1/29                                $  2,184,640
                                                                               ------------
                                                                               $ 21,978,521
                                                                               ------------
                                 Michigan - 2.6%
   5,000,000       BB/NR         Macomb County Hospital Finance Authority
                                 Revenue, 5.875%, 11/15/34                     $  5,044,550
   2,000,000       NR/NR         Michigan State Hospital Finance Authority
                                 Revenue, 5.25%, 11/15/25                         2,018,480
   2,000,000       A/A2          Michigan State Hospital Finance Authority
                                 Revenue, 5.5%, 11/1/15                           2,192,320
   1,000,000       NR/NR         Michigan State Hospital Finance Authority
                                 Revenue, 5.5%, 11/15/35                          1,018,000
   1,025,000       BB/Ba2        Pontiac Hospital Finance Authority
                                 Revenue, 6.0%, 8/1/07                            1,024,898
                                                                               ------------
                                                                               $ 11,298,248
                                                                               ------------
                                 Minnesota - 0.9%
   2,000,000       A-/NR         Duluth Economic Development Authority
                                 Health Care Facilities Revenue,
                                 5.25%, 2/15/28                                $  2,095,180
   1,500,000       A-/NR         Duluth Economic Development Authority
                                 Health Care Facilities Revenue,
                                 5.25%, 2/15/33                                   1,567,005
                                                                               ------------
                                                                               $  3,662,185
                                                                               ------------
                                 Missouri - 0.4%
   1,720,000       AA/Aa3        Missouri State Health & Educational
                                 Authority Health Facilities Revenue,
                                 5.25%, 8/15/28                                $  1,824,748
                                                                               ------------
                                 Montana - 2.2%
   1,350,000       NR/A3         Montana Finance Authority Hospital
                                 Facilities Revenue, 5.0%, 6/1/24              $  1,386,423
   8,000,000(a)    AAA/Aaa       Montana Health Facility Authority Revenue,
                                 RIB, 7.409%, 2/25/25                             8,180,480
                                                                               ------------
                                                                               $  9,566,903
                                                                               ------------
                                 Nebraska - 1.0%
   4,000,000(a)    AAA/Aaa       Nebraska Investment Finance Authority
                                 Revenue, RIB, 8.76%, 3/1/26                   $  4,497,040
                                                                                 ------------


 The accompanying notes are an integral part of these financial statements.   11

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05% (unaudited)                         (continued)
--------------------------------------------------------------------------------

                S&P/Moody's
 Principal      Ratings
  Amount        (unaudited)                                                        Value
                              Nevada - 2.2%
$3,000,000      B-/NR         Clark County Industrial Development
                              Revenue, 5.5%, 10/1/30                        $  2,947,440
 1,500,000      A-/Baa1       Henderson Nevada Health Care Facilities
                              Revenue, 5.625%, 7/1/24                          1,622,295
 5,000,000      BB/Ba2        Washoe County Water Facility Revenue,
                              5.0%, 3/1/36                                     5,097,050
                                                                            ------------
                                                                            $  9,666,785
                                                                            ------------
                              New Hampshire - 0.7%
 2,000,000      NR/NR         New Hampshire Business Finance
                              Authority Revenue, 6.05%, 9/1/29              $  1,911,280
 1,000,000      A+/A2         New Hampshire Health & Education
                              Facilities Authority Revenue,
                              5.75%, 10/1/31                                   1,075,120
                                                                            ------------
                                                                            $  2,986,400
                                                                            ------------
                              New Jersey - 3.4%
 1,250,000      BBB/Baa3      Camden County Improvement Authority
                              Revenue, 5.75%, 2/15/34                       $  1,332,637
 1,500,000      BB/Ba2        New Jersey Health Care Facilities Financing
                              Authority Revenue, 5.125%, 7/1/14                1,375,515
 5,000,000      BBB/Baa1      New Jersey Health Care Facilities Financing
                              Authority Revenue, 5.375%, 7/1/33                5,229,750
 3,500,000      NR/NR         New Jersey Health Care Facilities Financing
                              Authority Revenue, 7.25%, 7/1/27                 3,649,800
 3,000,000      BBB/Baa3      Tobacco Settlement Financing Corp.,
                              6.25%, 6/1/43                                    3,099,000
                                                                            ------------
                                                                            $ 14,686,702
                                                                            ------------
                              New Mexico - 0.6%
 1,000,000      AA/NR         Do-a Ana County PILT Revenue,
                              5.25%, 12/1/25                                $  1,079,930
 1,500,000      NR/A3         Farmington New Mexico Hospital Revenue,
                              5.0%, 6/1/23                                     1,551,630
                                                                            ------------
                                                                            $  2,631,560
                                                                            ------------
                              New York - 5.1%
 2,000,000      NR/NR         Dutchess County Industrial Development
                              Agency Revenue, 7.5%, 3/1/29                  $  2,093,540
 1,000,000      NR/Aa2        New York City Industrial Development
                              Agency, 5.0%, 7/1/27                             1,062,970


 12  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/Moody's
   Principal       Ratings
    Amount         (unaudited)                                                       Value
                                 New York (continued)
$  1,000,000       NR/Aa2        New York City Industrial Development
                                 Agency, 5.25%, 7/1/24                        $  1,095,980
   8,820,000(b)    AAA/Aa1       New York City Transitional Finance
                                 Authority Revenue, 0.0%, 11/1/29                7,024,072
   5,000,000       AA-/A1        Port Authority of New York & New Jersey
                                 Revenue, 5.0%, 9/1/38                           5,272,250
   4,900,000       AAA/Aaa       Triborough Bridge & Tunnel Authority,
                                 5.25%, 11/15/30                                 5,317,382
                                                                              ------------
                                                                              $ 21,866,194
                                                                              ------------
                                 North Carolina - 1.4%
   3,000,000       AA+/Aa1       North Carolina Capital Facilities Finance
                                 Agency Revenue, 5.125%, 7/1/42               $  3,147,150
   1,000,000       AA/Aa3        North Carolina Capital Facilities Finance
                                 Agency Student Revenue, 5.0%, 6/1/27            1,040,880
   1,000,000       AA/Aa3        North Carolina Capital Facilities Finance
                                 Agency Student Revenue, 5.0%, 6/1/32            1,038,620
   1,000,000       NR/NR         North Carolina Medical Care Commission
                                 Health Care Facilities Revenue,
                                 5.0%, 11/1/23                                   1,034,120
                                                                              ------------
                                                                              $  6,260,770
                                                                              ------------
                                 Ohio - 1.4%
   2,000,000       B-/Caa2       Cleveland Airport Special Revenue,
                                 5.7%, 12/1/19                                $  1,601,340
   3,000,000       AAA/Aaa       Columbus City School District,
                                 5.0%, 12/1/32                                   3,186,420
   1,000,000       AAA/Aaa       Hamilton County Hospital Facilities
                                 Revenue, 5.125%, 5/15/28                        1,065,360
                                                                              ------------
                                                                              $  5,853,120
                                                                              ------------
                                 Oregon - 0.7%
   2,935,000       NR/Aaa        Oregon State Housing & Community
                                 Services Department Multi-Family
                                 Revenue, 6.0%, 7/1/31                        $  3,045,327
                                                                              ------------
                                 Pennsylvania - 2.8%
   5,000,000       AAA/Aaa       Pennsylvania State Turnpike Commission
                                 Oil Franchise Tax Revenue,
                                 5.0%, 12/1/31                                $  5,287,150


 The accompanying notes are an integral part of these financial statements.   13

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal     Ratings
    Amount       (unaudited)                                                         Value
                               Pennsylvania (continued)
$ 3,000,000      A-/NR         Sayre Health Care Facilities Authority
                               Revenue, 5.875%, 12/1/31                       $  3,223,050
    280,000      B-/NR         Scranton-Lackawanna Health and Welfare
                               Authority Hospital Revenue,
                               5.9%, 7/1/08                                        270,522
    700,000      B-/NR         Scranton-Lackawanna Health and Welfare
                               Authority Hospital Revenue,
                               6.0%, 7/1/09                                        656,131
    460,000      B-/NR         Scranton-Lackawanna Health and Welfare
                               Authority Hospital Revenue,
                               6.05%, 7/1/10                                       425,436
  2,165,000      AA+/Aa1       Swarthmore Borough Authority College
                               Revenue, 5.0%, 9/15/31                            2,253,657
                                                                              ------------
                                                                              $ 12,115,946
                                                                              ------------
                               Puerto Rico - 3.9%
  8,000,000      A/Baa2        Puerto Rico Commonwealth Highway &
                               Transportation Authority Revenue,
                               5.125%, 7/1/43                                 $  8,369,120
  5,000,000      BBB/Baa2      Puerto Rico Public Buildings Authority
                               Revenue, 5.25%, 7/1/33                            5,346,100
  3,000,000      BBB/Baa3      Puerto Rico Public Finance Corp.,
                               5.75%, 8/1/27                                     3,324,930
                                                                              ------------
                                                                              $ 17,040,150
                                                                              ------------
                               Rhode Island - 1.1%
  1,545,000      BBB/Baa3      Tobacco Settlement Financing Corp.,
                               6.125%, 6/1/32                                 $  1,575,328
  3,100,000      BBB/Baa3      Tobacco Settlement Financing Corp.,
                               6.25%, 6/1/42                                     3,168,603
                                                                              ------------
                                                                              $  4,743,931
                                                                              ------------
                               South Carolina - 4.1%
  6,000,000      A-/A3         Berkeley County School District Installment
                               Lease, 5.0%, 12/1/28                           $  6,175,800
  5,000,000      AAA/Aaa       Florence County Hospital Revenue,
                               5.25%, 11/1/34                                    5,404,700
  3,500,000      A/A2          Lexington County Health Services District,
                               Inc., Hospital Revenue, 5.5%, 11/1/32             3,702,615


 14  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal     Ratings
    Amount       (unaudited)                                                      Value
                               South Carolina (continued)
$ 2,500,000      A-/A3         South Carolina Jobs Economic
                               Development Authority Revenue,
                               5.5%, 11/15/23                              $  2,650,300
                                                                           ------------
                                                                           $ 17,933,415
                                                                           ------------
                               Tennessee - 0.6%
  2,500,000      NR/Baa3       Knox County Health Educational & Housing
                               Facilities Board Hospital Revenue,
                               6.5%, 4/15/31                               $  2,617,175
                                                                           ------------
                               Texas - 2.8%
  1,551,760      NR/Aaa        Houston Housing Financing Corp.,
                               6.25%, 9/20/31                              $  1,677,142
  2,750,000      AAA/Aaa       Lower Colorado River Authority,
                               5.0%, 5/15/31                                  2,864,620
  1,711,000      NR/Aaa        Panhandle Regional Housing Finance
                               Corp., 6.6%, 7/20/31                           1,887,866
  3,000,000      BBB/Baa2      Richardson Hospital Authority,
                               6.0%, 12/1/34                                  3,237,570
  1,000,000      BBB-/NR       Seguin Higher Education Facilities Corp.
                               Revenue, 5.0%, 9/1/23                          1,003,600
  1,500,000      NR/Baa3       Texas State Student Housing Revenue,
                               6.5%, 9/1/34                                   1,586,730
                                                                           ------------
                                                                           $ 12,257,528
                                                                           ------------
                               Vermont - 0.3%
  1,295,000      AA/Aa3        Vermont Educational & Health Buildings
                               Financing Agency Revenue,
                               5.0%, 7/1/24                                $  1,364,516
                                                                           ------------
                               Virginia - 1.3%
  1,500,000      NR/A3         Prince William County Industrial
                               Development Hospital Revenue,
                               5.2%, 10/1/26                               $  1,583,115
  3,925,000      NR/A3         Prince William County Industrial
                               Development Hospital Revenue,
                               5.35%, 10/1/36                                 4,157,085
                                                                           ------------
                                                                           $  5,740,200
                                                                           ------------
                               Washington - 4.4%
  8,000,000      AAA/Aaa       King County Washington Sewer Revenue,
                               5.0%, 1/1/35                                $  8,378,720


 The accompanying notes are an integral part of these financial statements.   15

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal     Ratings
    Amount       (unaudited)                                                   Value
                               Washington (continued)
$ 3,000,000      AAA/Aaa       Spokane County General Obligation,
                               5.0%, 12/1/33                            $  3,140,880
  7,000,000      BBB/Baa3      Tobacco Settlement Authority Revenue,
                               6.625%, 6/1/32                              7,379,190
                                                                        ------------
                                                                        $ 18,898,790
                                                                        ------------
                               West Virginia - 0.6%
  2,500,000      A-/NR         Monongalia County Building Commission
                               Hospital Revenue, 5.25%, 7/1/35          $  2,574,075
                                                                        ------------
                               Wisconsin - 1.7%
  3,650,000      BB/Baa3       Janesville Pollution Control Revenue,
                               5.55%, 4/1/09                            $  3,578,424
  3,500,000      BBB+/NR       Wisconsin State Health & Educational
                               Facilities Authority Revenue,
                               5.6%, 2/15/29                               3,620,120
                                                                        ------------
                                                                        $  7,198,544
                                                                        ------------
                               TOTAL TAX-EXEMPT OBLIGATIONS
                               (Cost $312,190,765) (c)                  $331,687,327
                                                                        ------------


  16  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                 Value
            COMMON STOCKS - 37.0% of Net Assets
            Energy - 1.1%
            Oil & Gas - 1.1%
 50,000     ChevronTexaco Corp.                                     $  2,689,000
 29,861     Kerr-McGee Corp.                                           2,205,533
                                                                    ------------
            Total Energy                                            $  4,894,533
                                                                    ------------
            Materials - 2.9%
            Chemicals - 2.6%
 83,000     Eastman Chemical Co.                                    $  4,878,740
 96,022     Lyondell Chemical Co.                                      2,279,562
 61,128     PPG Industries, Inc.                                       3,997,160
                                                                    ------------
                                                                    $ 11,155,462
                                                                    ------------
            Construction Materials - 0.0%
  3,950     Monarch Cement Co.                                      $     88,875
                                                                    ------------
            Metals & Mining - 0.3%
 39,800     Freeport-McMoRan Copper & Gold, Inc.                    $  1,404,940
    200     Worthington Industries, Inc.                                   3,352
                                                                    ------------
                                                                    $  1,408,292
                                                                    ------------
            Total Materials                                         $ 12,652,629
                                                                    ------------
            Industrials - 0.3%
            Commercial Services & Supplies - 0.3%
 39,600     R.R. Donnelley & Sons Co.                               $  1,316,700
                                                                    ------------
            Total Industrials                                       $  1,316,700
                                                                    ------------
            Capital Goods - 2.5%
            Automobiles - 0.6%
 80,000     General Motors Corp.                                    $  2,522,400
                                                                    ------------
            Diversified Consumer Services - 0.6%
200,227     ServiceMaster Co.                                       $  2,602,951
                                                                    ------------
            Household Durables - 1.3%
 50,000     Bassett Furniture Industries, Inc.                      $    976,500
 48,386     Kimball International, Inc.                                  595,148
 33,700     Knape & Vogt Manufacturing Co.                               379,125
166,444     Tupperware Corp.                                           3,761,634
                                                                    ------------
                                                                    $  5,712,407
                                                                    ------------
            Total Capital Goods                                     $ 10,837,758
                                                                 ------------


 The accompanying notes are an integral part of these financial statements.   17

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

      Shares                                                              Value
               Consumer Staples - 3.7%
               Food & Staples Retailing - 0.5%
140,947        Lance, Inc.                                         $  2,491,943
                                                                   ------------
               Tobacco - 3.2%
 76,000        Altria Group, Inc.                                  $  5,102,640
115,000        Loews Corp. - Carolina Group                           3,436,200
 33,000        Reynolds American, Inc.                                2,736,030
 56,000        UST, Inc.                                              2,495,360
                                                                   ------------
                                                                   $ 13,770,230
                                                                   ------------
               Total Consumer Staples                              $ 16,262,173
                                                                   ------------
               Health Care - 3.3%
               Pharmaceuticals - 3.3%
281,215        Bristol-Myers Squibb Co.                            $  7,131,612
216,536        Merck & Co., Inc.                                      7,024,428
                                                                   ------------
               Total Health Care                                   $ 14,156,040
                                                                   ------------
               Financials - 3.8%
               Commercial Banks - 3.3%
 78,200        FirstMerit Corp.                                    $  1,994,100
 81,550        KeyCorp                                                2,671,578
 90,000        National City Corp.                                    3,110,400
 67,800        Regions Financial Corp.                                2,283,504
222,700        TrustCo Bank Corp., NY                                 2,772,615
 28,642        Wachovia Corp.                                         1,453,582
                                                                   ------------
                                                                   $ 14,285,779
                                                                   ------------
               Thrifts & Mortgage Finance - 0.5%
 50,000        Washington Mutual, Inc.                             $  2,065,000
                                                                   ------------
               Total Financials                                    $ 16,350,779
                                                                   ------------
               Telecommunication Services - 4.4%
               Diversified Telecommunication Services - 4.4%
 53,130        ALLTEL Corp.                                        $  3,090,572
257,900        AT&T Corp.                                             4,845,941
182,750        BellSouth Corp.                                        4,890,390
260,000        SBC Communications, Inc.                               6,078,800
                                                                   ------------
               Total Telecommunication Services                    $ 18,905,703
                                                                   ------------


 18  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
               Utilities - 15.0%
               Electric Utilities - 10.4%
137,135        Ameren Corp.                                        $  7,484,828
200,000        Consolidated Edison, Inc.                              9,102,000
138,400        Empire District Electric Co.                           3,180,432
229,293        Exelon Corp.                                          10,742,377
 74,383        Great Plains Energy, Inc.                              2,343,065
 67,056        NSTAR                                                  3,925,458
 64,000        PG&E Corp.                                             2,289,280
179,000        Southern Co.                                           6,077,050
                                                                   ------------
                                                                   $ 45,144,490
                                                                   ------------
               Gas Utilities - 2.7%
172,185        Atmos Energy Corp.                                  $  4,871,114
167,249        KeySpan Corp.                                          6,646,475
                                                                   ------------
                                                                   $ 11,517,589
                                                                   ------------
               Multi-Utilities - 1.9%
303,253        Duke Energy Corp.                                   $  8,333,392
                                                                   ------------
               Total Utilities                                     $ 64,995,471
                                                                   ------------
               TOTAL COMMON STOCKS
               (Cost $149,877,469)                                 $160,371,786
                                                                   ------------
               NON-CONVERTIBLE PREFERRED STOCKS - 24.8% of Net Assets
               Energy - 1.1%
               Oil & Gas - 1.1%
 49,300        Apache Corp., Series B, 5.68%                       $  5,093,306
                                                                   ------------
               Total Energy                                        $  5,093,306
                                                                   ------------
               Financials - 19.7%
               Capital Markets - 3.2%
 57,000        Bear Stearns Companies, Inc., Series F, 5.72%       $  2,909,850
 40,000        Bear Stearns Companies, Inc., Series G, 5.49%          2,016,000
100,000        Lehman Brothers Holdings, Inc., 6.5%                   2,598,000
 19,000        Lehman Brothers Holdings, Inc., Series C, 5.94%          961,400
 30,000        Lehman Brothers Holdings, Inc., Series D, 5.67%        1,485,000
 65,000        Merrill Lynch Preferred Capital Trust IV, 7.12%        1,710,186
 87,000        Merrill Lynch Preferred Capital Trust V, 7.28%         2,306,644
                                                                   ------------
                                                                   $ 13,987,080
                                                                   ------------


 The accompanying notes are an integral part of these financial statements.   19

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                                    Value
             Commercial Banks - 3.7%
 94,000      Bank of America Corp., Series VI, 6.75%               $  5,240,500
 30,000      Bank One Capital V, 8.0%                                   768,092
105,000      Bank One Capital VI, 7.2%                                2,698,246
 27,000      Fleet Capital Trust VII, 7.2%                              696,292
200,000      Royal Bank of Scotland Group Plc, Series L, 5.75%        4,870,000
 55,000      Wachovia Preferred Funding Corp., Series A, 7.25%        1,587,850
                                                                   ------------
                                                                   $ 15,860,980
                                                                   ------------
             Consumer Finance - 0.8%
 18,000      MBNA Capital, Series D, 8.125%                        $    466,170
 50,000      SLM Holding Corp., Series A, 6.97%                       2,867,500
                                                                   ------------
                                                                   $  3,333,670
                                                                   ------------
             Diversified Financial Services - 1.7%
 55,000      Citigroup Inc., Series G, 6.213%                      $  2,934,250
 81,500      Citigroup Inc., Series M, 5.864%                         4,258,375
                                                                   ------------
                                                                   $  7,192,625
                                                                   ------------
             Insurance - 2.1%
110,000      ACE Ltd., Series C, 7.8%                              $  2,919,400
 70,000      RenaissanceRe Holdings, Ltd., Series C, 6.08%            1,652,700
 70,000      St. Paul Capital Trust I, 7.6%                           1,805,588
109,000      XL Capital, Ltd., Series B, 7.625%                       2,904,850
                                                                   ------------
                                                                   $  9,282,538
                                                                   ------------
             Real Estate - 2.2%
 27,000      Equity Office Properties Trust, Series G, 7.75%       $    723,600
 92,000      Home Properties New York, Inc., Series F, 9.0%           2,520,800
 40,000      Prologis Trust, Series G, 6.75%                          1,013,200
 60,000      PS Business Parks, Inc., Series H, 7.0%                  1,482,000
 22,000      PS Business Parks, Inc., Series I, 6.875%                  537,900
 35,480      Public Storage, Inc., Series T, 7.625%                     927,092
 94,000      Regency Centers Corp., Series C, 7.45%                   2,411,100
                                                                   ------------
                                                                   $  9,615,692
                                                                   ------------


 20  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
             Thrifts & Mortgage Finance - 6.0%
 12,000      Countrywide Capital IV, 6.75%                         $    308,013
201,000      Fannie Mae, Series L, 5.125%                             8,904,300
114,000      Fannie Mae, Series M, 4.75%                              4,605,600
100,000      Fannie Mae, Series N, 5.5%                               4,750,000
 57,000      Freddie Mac, 5.81%                                       2,850,000
 39,000      Freddie Mac, Series F, 5.0%                              1,667,250
 58,000      Freddie Mac, Series K, 5.79%                             2,943,500
                                                                   ------------
                                                                   $ 26,028,663
                                                                   ------------
             Total Financials                                      $ 85,301,248
                                                                   ------------
             Utilities - 4.0%
             Electric Utilities - 3.6%
 98,000      Alabama Power Co., 5.3%                               $  2,517,375
113,000      Alabama Power Co., 5.83%                                 2,836,300
 80,000      Energy East Capital Trust I, 8.25%                       2,071,778
 78,000      Interstate Power and Light Co., Series B, 8.375%         2,613,000
 40,000      Mississippi Power Co., 5.25%                             1,008,752
  7,700      PPL Electric Utilities Corp., 4.5%                         635,250
 72,000      Southern California Edison Co., 4.32%                    1,422,000
 94,000      Virginia Power Capital Trust II, 7.375%                  2,457,881
                                                                   ------------
                                                                   $ 15,562,336
                                                                   ------------
             Gas Utilities - 0.4%
 62,000      Southern Union Co., Series C, 7.55%                   $  1,670,900
                                                                   ------------
             Total Utilities                                       $ 17,233,236
                                                                   ------------
             TOTAL NON-CONVERTIBLE PREFERRED STOCKS
             (Cost $109,210,983)                                   $107,627,790
                                                                   ------------
             CONVERTIBLE PREFERRED STOCKS - 0.6% of Net Assets
             Industrials - 0.4%
             Aerospace & Defense - 0.4%
 15,000      Northrop Grumman Corp., 7.0%                          $  1,886,250
                                                                   ------------
             Total Industrials                                     $  1,886,250
                                                                   ------------
             Utilities - 0.2%
             Electric Utilities - 0.2%
 31,000      DTE Energy Co., 8.75%                                 $    770,350
                                                                   ------------
             Total Utilities                                       $    770,350
                                                                   ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost $2,750,800)                                     $  2,656,600
                                                                   ------------


 The accompanying notes are an integral part of these financial statements.   21

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                                        Value
              TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.2% of Net Assets
5,105,102     BlackRock Provident Institutional Municipal Fund           $   5,105,102
                                                                         -------------
              TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
              (Cost $5,105,102)                                          $   5,105,102
                                                                         -------------
              TOTAL INVESTMENTS IN SECURITIES - 140.2%
              (Cost $579,135,119) (d)                                    $ 607,448,605
                                                                         -------------
              OTHER ASSETS AND LIABILITIES - 0.5%                        $   2,208,568
                                                                         -------------
              PREFERRED SHARES AT REDEMPTION VALUE,
              INCLUDING
              DIVIDENDS PAYABLE - (40.7)%                                $(176,285,297)
                                                                         -------------
              NET ASSETS APPLICABLE TO COMMON
              SHAREOWNERS - 100.0%                                       $ 433,371,876
                            =====                                        =============

NR Security not rated by S&P or Moody's.

+ Prefunded bonds have been collateralized by U.S. Treasury securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown was the rate at May 31, 2005.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c) The concentration of tax-exempt investments by type of obligation/market sector is as follows:

   Insured                                                                  22.8%
   Revenue Bonds:
    Health Revenue                                                          31.1
    Development Revenue                                                     10.1
    Tobacco Revenue                                                          9.6
    Education Revenue                                                        5.5
    Other                                                                    5.0
    Transportation Revenue                                                   4.0
    Housing Revenue                                                          3.3
    Pollution Revenue                                                        2.4
    School District Revenue                                                  1.8
    Facilities Revenue                                                       1.6
    Water Revenue                                                            1.5
    Airport Revenue                                                          0.5
    Gaming Revenue                                                           0.5
    Utilities Revenue                                                        0.3
                                                                            ----
                                                                           100.0%
                                                                           -----

 22  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(d) At May 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $579,010,130 was as follows:

    Aggregate gross unrealized gain for all investments in which there
    is an excess of value over tax cost                                      $36,393,661
    Aggregate gross unrealized loss for all investments in which there
    is an excess of tax cost over value                                       (7,955,186)
                                                                            -----------
    Net unrealized gain                                                      $28,438,475
                                                                            ============

    For financial reporting purposes net unrealized gain on investments was $28,313,486 and cost of investments aggregated $579,135,119.

Portfolio Abbreviations
RIB Residual Interest Bonds

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2005, aggregated $87,427,570 and $89,894,990, respectively.


 The accompanying notes are an integral part of these financial statements.   23

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $579,135,119)          $607,448,605
  Cash                                                                      850
  Receivables -
    Investment securities sold                                        3,158,300
    Dividends and interest                                            6,333,297
  Unrealized appreciation on interest rate swaps                        792,336
  Prepaid expenses                                                        9,488
                                                                   ------------
     Total assets                                                  $617,742,876
                                                                   ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                $  7,657,927
  Due to affiliate                                                      309,608
  Administration fee payable                                             32,454
  Accrued expenses                                                       85,714
                                                                   ------------
     Total liabilities                                             $  8,085,703
                                                                   ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 7,050
    shares, including dividends payable of $35,297                 $176,285,297
                                                                   ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                  $408,360,057
  Distributions in excess of net investment income                     (140,798)
  Accumulated net realized loss on investments and interest
    rate swaps                                                       (3,953,205)
  Net unrealized gain on investments                                 28,313,486
  Net unrealized gain on interest rate swaps                            792,336
                                                                   ------------
     Net assets applicable to common shareowners                   $433,371,876
                                                                   ============
NET ASSET VALUE PER SHARE:
No par value, (unlimited number of shares authorized)
  Based on $433,371,876/28,706,981 common shares                   $      15.10
                                                                   ============



 24  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/05

INVESTMENT INCOME:
    Dividends                                             $ 6,636,834
    Interest                                                8,889,728
                                                          -----------
                                                                           $15,526,562
                                                                           -----------
EXPENSES:
    Management fees                                       $ 1,805,569
    Administration fees and reimbursements                    206,719
    Transfer agent fees and expenses                           26,922
    Auction agent fees                                        232,615
    Custodian fees                                              7,855
    Registration fees                                          17,171
    Professional fees                                          45,301
    Printing expense                                           11,945
    Trustees' fees                                              6,141
    Miscellaneous                                              20,551
                                                          -----------
     Total expenses                                                        $ 2,380,789
                                                                           -----------
       Net investment income                                               $13,145,773
                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND INTEREST RATE SWAPS:
    Net realized gain (loss) from:
     Investments                                          $ 3,284,471
     Interest rate swaps                                     (407,151)     $ 2,877,320
                                                          -----------      -----------
    Change in net unrealized gain from:
     Investments                                          $13,888,941
     Interest rate swaps                                     (170,780)     $13,718,161
                                                          -----------      -----------
       Net gain on investments and interest rate swaps                     $16,595,481
                                                                           -----------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS FROM
NET INVESTMENT INCOME                                                      $(2,325,630)
                                                                           -----------
    Net increase in net assets applicable to common
     shareowners resulting from operations                                 $27,415,624
                                                                           ===========


 The accompanying notes are an integral part of these financial statements.   25

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/05 and the Period from 1/28/04
(Commencement of Operations) to 11/30/04

                                                            Six Months
                                                              Ended            1/28/04
                                                             5/31/05              to
                                                           (unaudited)         11/30/04
FROM OPERATIONS:
  Net investment income                                   $  13,145,773     $  18,780,875
  Net realized gain (loss) on investments and interest
    rate swaps                                                2,877,320        (7,159,776)
  Net unrealized gain on investments and interest
    rate swaps                                               13,718,161        15,387,661
  Distributions to preferred shareowners from net
    investment income                                        (2,325,630)       (1,802,192)
                                                          -------------     -------------
      Net increase in net assets applicable to
       common shareowners                                 $  27,415,624     $  25,206,568
                                                          -------------     -------------
DISTRIBUTIONS TO COMMON SHAREOWNERS:
  Net investment income ($0.41 and $0.55 per
    share, respectively)                                  $ (11,833,017)    $ (15,777,356)
                                                          -------------     -------------
      Total dividends to common shareowners               $ (11,833,017)    $ (15,777,356)
                                                          -------------     -------------
FROM TRUST SHARE TRANSACTIONS:
  Net proceeds from the issuance of common shares         $           -     $ 366,720,000
  Net proceeds from underwriters' over-allotment
    option exercised                                                  -        44,407,500
  Common share offering expenses charged to
    paid-in capital                                                   -          (851,752)
  Preferred share offering expenses charged to
    paid-in capital                                                   -        (2,015,694)
                                                          -------------     -------------
      Net increase in net assets applicable to
       common shareowners resulting from Trust
       share transactions                                 $           -     $ 408,260,054
                                                          -------------     -------------
      Net increase in net assets applicable to
       common shareowners                                 $  15,582,607     $ 417,689,266
NET ASSETS APPLICABLE TO COMMON
SHAREOWNERS:
  Beginning of period                                       417,789,269           100,003
                                                          -------------     -------------
  End of period (including distributions in excess
    of net investment income and undistributed net
    investment income of ($140,798) and
    $872,076, respectively)                               $ 433,371,876     $ 417,789,269
                                                          =============     =============


 26  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 5/31/05
--------------------------------------------------------------------------------

                                                                           Six Months
                                                                             Ended            1/28/04(b)
                                                                            5/31/05               to
                                                                          (unaudited)          11/30/04
Per Common Share Operating Performance
Net asset value, beginning of period                                      $  14.55            $  14.33(c)
                                                                          ---------           ---------
Increase (decrease) from investment operations:(a)
  Net investment income                                                   $   0.46            $   0.66
  Net realized and unrealized gain on investments and
   interest rate swaps                                                        0.58                0.27
  Distributions to preferred shareowners from net
   investment income                                                         (0.08)              (0.06)
                                                                          ---------           ---------
   Net increase from investment operations                                $   0.96            $   0.87
Distributions to common shareowners:
  Net investment income                                                      (0.41)              (0.55)
Capital charge with respect to issuance of:
  Common shares                                                                  -               (0.03)
  Preferred shares                                                               -               (0.07)
                                                                          ---------           ---------
Net increase in net asset value                                           $   0.55            $   0.22
                                                                          ---------           ---------
Net asset value, end of period(d)                                         $  15.10            $  14.55
                                                                          ---------           ---------
Market value, end of period(d)                                            $  13.20            $  12.74
                                                                          ---------           ---------
Total return(e)                                                               6.90%             (11.26)%
Ratios to average net assets of common shareowners
  Net expenses(f)                                                             1.12%(g)            1.04%(g)
  Net investment income before preferred share dividends(f)                   6.17%(g)            5.69%(g)
  Preferred share dividends                                                   1.09%(g)            0.55%(g)
  Net investment income available to common shareowners                       5.08%(g)            5.14%(g)
Portfolio turnover                                                              15%                 63%
Net assets of common shareowners, end of period (in thousands)            $433,372            $417,789
Preferred shares outstanding (in thousands)                               $176,250            $176,250
Asset coverage per preferred share, end of period                         $ 86,476            $ 84,264
Average market value per preferred share                                  $ 25,000            $ 25,000
Liquidation value, including dividends payable, per preferred share       $ 25,005            $ 25,003
Ratios to average net assets of common shareowners before
  reimbursement of organization expenses
  Net expenses(f)                                                             1.12%(g)            1.05%(g)
  Net investment income before preferred share dividends(f)                   6.17%(g)            5.68%(g)
  Preferred share dividends                                                   1.09%(g)            0.55%(g)
  Net investment income available to common shareowners                       5.08%(g)            5.13%(g)

(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b) Trust shares were first publicly offered on January 28, 2004.
(c) Net asset value immediately after the closing of the first public offering was $14.30.
(d) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(e) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return less than a full period is not annualized. Past performance is not a guarantee of future results.
(f) Ratios do not reflect the effect of dividend payments to preferred shareowners.
(g) Annualized.

The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


 The accompanying notes are an integral part of these financial statements.   27

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Tax Advantaged Balanced Trust (the "Trust") was organized as a Delaware business trust on October 16, 2003. Prior to commencing operations on January 28, 2004, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Pioneer Funds Distributor, Inc., an affiliate of Pioneer Investment Management, Inc. ("PIM"), the Trust's investment adviser, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003. The investment objective of the Trust is to provide a high level of total after-tax return, including attractive tax-advantaged income.

The Trust may invest in municipal securities with a broad range of maturities and credit ratings, including both investment grade and below investment grade municipal securities. The Trust may also invest in common stocks and preferred securities that pay tax-qualified dividends. In addition, the Trust may invest in other securities, including debt instruments, real estate investment trusts ("REITS") and equity securities, that generate income taxable at ordinary income rates, rather than long-term capital gain rates.

The Trust invests in below investment grade (high-yield) debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. Debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. The values of interest rate swaps are determined by obtaining dealer quotations. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Trust may also use the fair value of a security, including a non U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. As of May 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discount and premium on debt securities are accreted or amortized daily, respectively, on an effective yield to maturity basis and are included in interest income. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Trust's

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At November 30, 2004, the Trust had a capital loss carryforward of $6,830,525 which will expire in 2012 if not utilized.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid to common and preferred shareowners during the period ended November 30, 2004 was as follows:

--------------------------------------------------------------------------------

                                                                       2004
--------------------------------------------------------------------------------
 Distributions paid from:
   Tax-Exempt income                                                 $ 9,413,848
   Ordinary income                                                     8,165,700
   Long-term capital gain                                                      -
                                                                     -----------
                                                                     $17,579,548
                                                                     ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2004.

                                                                        2004
--------------------------------------------------------------------------------
  Undistributed tax-exempt income                                     $  475,326
  Undistributed ordinary income                                          412,584
  Capital loss carryforward                                           (6,830,525)
  Unrealized appreciation                                             15,371,827
                                                                      ----------
   Total                                                              $9,429,212
                                                                      ==========
--------------------------------------------------------------------------------

    The difference between book basis and tax basis unrealized appreciation is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

C.  Automatic Dividend Reinvestment Plan

    All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), in writing prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend, the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2.  Management Agreement

PIM manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares. At May 31, 2005, $309,608 was payable to PIM related to management fees.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. For the six months ended, the Trust recorded $16,715 in reimbursements and is included in "Administration fees and reimbursement" on the Statement of Operations.

The Trust has retained Princeton Administrators, L.P., ("Princeton") an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, to provide certain administrative services to the Trust on its behalf. The Trust pays Princeton a monthly fee at an annual rate of 0.07% of the average daily value of the Trust's managed assets up to $500 million and 0.03% for average daily managed assets in excess of $500 million, subject to a minimum monthly fee of $10,000.

Also, PIM has agreed for the first three years of the Trust's investment operations to limit the Trust's total annual expenses [excluding offering costs for common and preferred shares, interest expense, the cost of defending or prosecuting any claim or litigation to which the Trust is a party (together with any amount in judgment or settlement), indemnification expenses or taxes incurred due to the failure of the Trust to qualify as a regulated investment company under the Code or any other non-recurring or non-operating expenses] to 0.80% of the Trust's average daily managed assets. The dividend on any preferred shares is not an expense for this purpose. For the six months ended, May 31, 2005, the Trust's expenses were not reduced under such arrangements.

3. Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Market Preferred Shares ("AMPS"). The Trust pays

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

4. Interest Rate Swaps

The Trust may enter into interest rate swap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. The cost of leverage may rise with an increase in interest rates, generally having the effect of lower yields and potentially lower dividends to common shareowners. Interest rate swaps can be used to "lock in" the cost of leverage and reduce the negative impact that rising short-term interest rates would have on the Trust's leveraging costs.

An interest rate swap is an agreement between two parties, which involves exchanging a floating rate and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual of the net interest payments between the parties on a daily basis, with the net amount recorded within the unrealized appreciation/ depreciation of interest rate swaps on the Statement of Assets and Liabilities. Once the interim payments are settled in cash, at the pre-determined dates specified in the agreement, the net amount is recorded as realized gain or loss from interest rate swaps on the Statement of Operations. During the term of the swap, changes in the value of the swap are recognized as unrealized gains and losses by "marking-to market" the market value of the swap based on values obtained from dealer quotations. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) closing the contract and the cost basis of the contract. The Trust is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, at May 31, 2005 the Trust does not anticipate non-performance by any counterparty. Risk may also arise with regard to market movements in the value of the swap arrangement that do not exactly offset the changes in the related dividend requirement or interest expense on the Trust's leverage.

Under the terms of the agreement entered into by the Trust, the Trust receives a floating rate of interest and pays a fixed rate of interest for the term. Details of the swap agreement outstanding as of May 31, 2005 were as follows:

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                 Termination      Notional      Fixed                     Unrealized
 Counterparty        Date       Amount (000)    Rate     Floating Rate    Appreciation
-------------    -----------    ------------   ------    -------------    ------------
  UBS AG       Sept. 1, 2009      $106,000      2.855%    1 month BMA      $792,336
--------------------------------------------------------------------------------------

5. Trust Shares

There are an unlimited number of common shares of beneficial interest authorized. Of the 28,706,981 common shares of beneficial interest outstanding at May 31, 2005, PIM owned 6,981 shares.

Transactions in common shares of beneficial interest for the six months ended May 31, 2005 and the period from January 28, 2004 (commencement of operations) to November 30, 2004 were as follows:
--------------------------------------------------------------------------------

                                                    2005              2004
--------------------------------------------------------------------------------
  Shares issued in connection with
   initial public offering                               -         25,600,000
  Shares issued from underwriters'
   over-allotment option exercised                       -          3,100,000
                                                ----------         ----------
  Net increase in shares outstanding                     -         28,700,000
  Shares outstanding at beginning
   of period                                    28,706,981              6,981
                                                ----------         ----------
  Shares outstanding at end of period           28,706,981         28,706,981
                                                ==========         ==========

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of May 31, 2005, there were 7,050 AMPS as follows: Series T7-2,350, Series F7-2,350 and Series TH28-2,350.

Dividends on Series T7 and Series F7 are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on Series TH28 are also cumulative at a rate reset every 28 days based on the results of an auction. Dividend rates ranged from 2.05% to 3.36% during the six months ended May 31, 2005.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.


The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

6. Subsequent Events

Subsequent to May 31, 2005, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.0687 per common share payable June 30, 2005, to common shareowners of record on June 15, 2005.

For the period June 1, 2005 to June 30, 2005, dividends declared on preferred stock totaled $418,441 in aggregate for the three outstanding preferred share series.

ADDITIONAL INFORMATION (unaudited)

During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

Notice is hereby given in accordance with Section 23(C) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

     Trustees                            Officers
     John F. Cogan, Jr., Chairman        John F. Cogan, Jr., President
     David R. Bock                       Osbert M. Hood, Executive
     Mary K. Bush                          Vice President
     Margaret B.W. Graham                Vincent Nave, Treasurer
     Osbert M. Hood                      Dorothy E. Bourassa, Secretary
     Marguerite A. Piret
     Stephen K. West
     John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Sub-Administrator
Princeton Administrators, L.P.


Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     You can call Mellon Investor Services LLC for:

     Account Information                                          1-800-710-0935

     Telecommunications Device for the Deaf (TDD)                 1-800-231-5469

     Or write to Mellon Investor Services LLC:

For                                                         Write to
 General inquiries, lost dividend checks                    P.O. Box 3315
                                                            South Hackensack, NJ
                                                            07606-1915
 Change of address, account consolidation                   P.O. Box 3316
                                                            South Hackensack, NJ
                                                            07606-1916
 Lost stock certificates                                    P.O. Box 3317
                                                            South Hackensack, NJ
                                                            07606-1917
 Stock transfer                                             P.O. Box 3312
                                                            South Hackensack, NJ
                                                            07606-1912
 Dividend reinvestment plan (DRIP)                          P.O. Box 3338
                                                            South Hackensack, NJ
                                                            07606-1938

 For additional information, please contact your investment advisor or visit our web site www.pioneerfunds.com.

 The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

N/A


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Advantaged Balanced Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 29, 2005

* Print the name and title of each signing officer under his or her signature.